Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 2,839	$ 2,792	$ 2,761
Non-interest income	2,124	1,808	2,094
Revenue	4,963	4,600	4,855
Provision for (reversal of) credit losses	147	291	261
Amortization and impairment	237	536	246
Other non-interest expenses	2,489	2,355	2,819
Income (loss) before income taxes	2,090	1,418	1,529
Income taxes	465	402	317
Net income (loss)	1,625	1,016	1,212
Non-controlling interests	4	1	7
Equity shareholders	1,621	1,015	1,205
Average assets	799,948	778,933	679,531
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,483	1,486	1,505
Non-interest income	542	511	574
Revenue	2,025	1,997	2,079
Provision for (reversal of) credit losses	54	121	211
Amortization and impairment	53	58	57
Other non-interest expenses	1,033	1,018	1,029
Income (loss) before income taxes	885	800	782
Income taxes	233	210	207
Net income (loss)	652	590	575
Equity shareholders	652	590	575
Average assets	261,542	256,054	251,596
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	298	294	315
Non-interest income	790	734	740
Revenue	1,088	1,028	1,055
Provision for (reversal of) credit losses	33	25	35
Amortization and impairment	7	8	7
Other non-interest expenses	565	532	554
Income (loss) before income taxes	483	463	459
Income taxes	129	123	123
Net income (loss)	354	340	336
Equity shareholders	354	340	336
Average assets	65,774	65,018	65,257
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	374	356	342
Non-interest income	187	163	159
Revenue	561	519	501
Provision for (reversal of) credit losses	45	82	15
Amortization and impairment	28	29	32
Other non-interest expenses	252	238	266
Income (loss) before income taxes	236	170	188
Income taxes	48	35	23
Net income (loss)	188	135	165
Equity shareholders	188	135	165
Average assets	47,501	48,510	44,811
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	682	652	498
Non-interest income	492	282	508
Revenue	1,174	934	1,006
Provision for (reversal of) credit losses	5	17	(6)
Amortization and impairment	2	3	3
Other non-interest expenses	520	455	489
Income (loss) before income taxes	647	459	520
Income taxes	154	149	142
Net income (loss)	493	310	378
Equity shareholders	493	310	378
Average assets	250,418	239,272	213,172
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	2	4	101
Non-interest income	113	118	113
Revenue	115	122	214
Provision for (reversal of) credit losses	10	46	6
Amortization and impairment	147	438	147
Other non-interest expenses	119	112	481
Income (loss) before income taxes	(161)	(474)	(420)
Income taxes	(99)	(115)	(178)
Net income (loss)	(62)	(359)	(242)
Non-controlling interests	4	1	7
Equity shareholders	(66)	(360)	(249)
Average assets	$ 174,713	$ 170,079	$ 104,695